FCI-Q1

Quarterly Report
March 31, 2026
MFS®  International
Growth Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 2.2%
Rolls-Royce Holdings PLC	507,962	$7,757,064
Alcoholic Beverages – 3.3%
Diageo PLC	144,319	$2,681,492
Heineken N.V.	93,351	7,183,672
Pernod Ricard S.A.	25,190	1,880,157
		$11,745,321
Apparel, Footwear, & Accessories – 2.1%
Burberry Group PLC (a)	69,921	$1,023,079
LVMH Moet Hennessy Louis Vuitton SE	11,456	6,367,991
		$7,391,070
Brokerage & Asset Managers – 1.1%
Banco BTG Pactual S.A.	202,774	$2,203,567
XP, Inc.	83,391	1,587,765
		$3,791,332
Business Services – 3.4%
Compass Group PLC (a)	97,683	$2,713,999
Experian PLC	93,993	3,267,064
Nomura Research Institute Ltd.	101,400	2,809,546
OBIC Co. Ltd.	96,500	2,351,570
Sodexo	15,857	814,009
		$11,956,188
Chemicals – 8.3%
Air Liquide S.A.	34,353	$7,076,729
Akzo Nobel N.V.	25,684	1,473,880
Linde PLC	17,702	8,775,944
Resonac Holdings Corp.	100,000	6,533,744
Symrise AG	49,198	4,164,831
UPL Ltd.	225,761	1,363,447
		$29,388,575
Construction – 1.3%
James Hardie Industries PLC, GDR (a)	107,747	$1,990,046
Kingspan Group PLC	13,173	1,111,922
Sika AG	8,603	1,430,759
		$4,532,727
Consumer Products – 2.9%
AmorePacific Corp.	19,384	$1,771,731
Haleon PLC	709,744	3,511,543
Reckitt Benckiser Group PLC	73,429	4,983,088
		$10,266,362
Diversified Financial Services – 4.7%
B3 S.A. - Brasil Bolsa Balcao	1,154,300	$4,100,335
Deutsche Boerse AG	23,135	6,726,180
Element Fleet Management Corp.	160,956	3,490,793
London Stock Exchange Group PLC	17,847	2,109,264
		$16,426,572
Electrical Equipment – 3.7%
Schneider Electric SE	47,541	$13,058,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.7%
Reliance Industries Ltd.	163,075	$2,363,037
Entertainment & Leisure – 2.6%
Tencent Holdings Ltd.	144,900	$9,147,813
Food & Beverages – 3.1%
Nestle S.A.	109,943	$10,905,130
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	72,500	$1,597,239
Hardware, Peripherals, & Assembly – 4.3%
Amadeus IT Group S.A.	94,226	$5,356,302
Cap Gemini S.A.	33,667	3,935,160
Hitachi Ltd.	206,700	6,040,936
		$15,332,398
Insurance – 3.0%
AIA Group Ltd.	958,600	$10,768,768
Interactive Media Services – 0.9%
LY Corp.	549,700	$1,332,281
NAVER Corp.	15,247	2,032,968
		$3,365,249
Internet – 0.4%
Mercadolibre, Inc. (a)	737	$1,274,288
Machinery & Tools – 7.9%
Assa Abloy AB	189,527	$6,796,511
Atlas Copco AB	165,009	2,902,338
Delta Electronics, Inc.	147,000	6,542,632
GEA Group AG	73,379	5,185,724
RB Global, Inc.	66,601	6,387,204
		$27,814,409
Medical Equipment – 2.5%
EssilorLuxottica	5,581	$1,298,896
QIAGEN N.V.	69,638	2,789,537
Sonova Holding AG	7,766	1,760,344
Terumo Corp.	218,600	2,926,984
		$8,775,761
Metals & Mining – 6.7%
Agnico Eagle Mines Ltd.	48,539	$9,852,604
Franco-Nevada Corp.	35,778	8,858,984
Glencore PLC	401,386	3,058,563
Northern Star Resources Ltd. Co.	126,531	1,847,204
		$23,617,355
Non-Global Systemically Important Banks – 6.2%
Credicorp Ltd.	16,690	$5,660,914
DBS Group Holdings Ltd.	128,290	5,700,353
Grupo Financiero Banorte S.A. de C.V.	304,534	3,377,519
HDFC Bank Ltd.	538,992	4,285,725
ICICI Bank Ltd.	92,247	1,200,907
Kasikornbank PLC	255,300	1,478,541
		$21,703,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.1%
Tenaris S.A.	128,262	$3,746,473
Pharmaceuticals & Biotechnology – 8.0%
AstraZeneca PLC	56,127	$10,962,619
Daiichi Sankyo Co. Ltd.	176,300	3,108,252
Merck KGaA	15,306	1,900,843
Novartis AG	36,257	5,504,884
Novo Nordisk A.S., “B”	45,060	1,660,424
Roche Holding AG	12,827	5,064,944
		$28,201,966
Retail & E-commerce – 2.4%
Alibaba Group Holding Ltd.	160,500	$2,526,674
Nitori Co. Ltd.	122,100	1,936,844
Pan Pacific International Holdings Corp.	350,600	2,150,659
Zalando SE (a)	71,087	1,700,675
		$8,314,852
Semiconductor & Electronic Components – 7.4%
ASML Holding N.V.	4,175	$5,526,185
Taiwan Semiconductor Manufacturing Co. Ltd.	363,000	20,464,284
		$25,990,469
Software – 5.6%
Dassault Systemes SE	190,580	$3,880,187
Kingsoft Corp.	237,400	689,650
Oracle Corp.	22,700	1,243,278
SAP SE	65,231	11,039,242
Totvs S.A.	269,100	1,815,179
Wisetech Global Ltd.	40,849	1,114,931
		$19,782,467
Travel, Gaming, & Lodging – 1.8%
Aristocrat Leisure Ltd.	68,029	$2,161,577
Flutter Entertainment PLC (a)	19,540	1,992,103
Lottery Corp. Ltd.	171,840	640,489
Sands China Ltd.	676,400	1,437,608
		$6,231,777
Utilities – 0.2%
China Resources Gas Group Ltd.	354,100	$863,703
Total Common Stocks		$346,110,414
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.71% (v)	8,495,299	$8,495,299

Other Assets, Less Liabilities – (0.6)%		(2,185,907)
Net Assets – 100.0%		$352,419,806

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,495,299 and
$346,110,414, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$3,511,543	$38,556,232	$—	$42,067,775
France	—	38,311,219	—	38,311,219
Germany	4,164,831	29,342,201	—	33,507,032
Japan	1,936,844	30,094,489	—	32,031,333
Canada	28,589,585	—	—	28,589,585
Taiwan	—	27,006,916	—	27,006,916
Switzerland	—	24,666,061	—	24,666,061
Netherlands	—	14,183,737	—	14,183,737
China	—	13,227,840	—	13,227,840
Other Countries	32,266,155	60,252,761	—	92,518,916
Investment Companies	8,495,299	—	—	8,495,299
Total	$78,964,257	$275,641,456	$—	$354,605,713
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,201,191	$17,875,208	$14,579,548	$(119)	$(1,433)	$8,495,299

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,705	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United Kingdom	12.0%
France	10.9%
Germany	9.5%
Japan	9.1%
Canada	8.1%
Taiwan	7.7%
Switzerland	7.0%
United States	4.8%
Netherlands	4.0%
Other Countries	26.9%